GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels		$ 2,250,000	$ 0	$ (2,578,000)
Termination fee		$ 3,200,000
Lessor, operating lease, number of lease assets sold | vessel		4
Gain (loss) on termination charters		$ 0	$ 0	0
Front Hakata
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels		1,400,000
Proceeds from sale of vessels and termination of charters		30,300,000
Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters		4,300,000
Gain (loss) on sale of leased assets, net, operating leases		900,000
Sea Leopard
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels		(30,000.00)
Hunter Atla, Hunter Saga and Hunter Laga
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters		$ 176,200,000
Front Circassia
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels				(1,400,000)
Proceeds from sale of vessels and termination of charters				17,900,000
Compensation received on termination of charters, notes receivable	$ 4,400,000
SFL Avon
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of leased assets, net, operating leases				(200,000)
Front Page
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels				300,000
Front Stratus
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels				200,000
Front Serenade
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels				300,000
Front Page, Front Stratus Front Serenade
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters				22,500,000
Compensation received on termination of charters, notes receivable				3,400,000
Front Ariake
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels				1,000
Compensation received on termination of charters, notes receivable				3,400,000
Front Falcon
Property, Plant and Equipment [Line Items]
Gain/(loss) on sale of vessels				$ (1,800,000)